Intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets
The movements in intangible assets for the years ended December 31, 2022 and 2021 have been as follows:

(in €‘000)	Software and licenses	Internally developed software	Customer relationships	Goodwill	Total
Cost	1,172	9,802	—	—	10,974
Accumulated amortization and impairment	(974)	(5,990)	—	—	(6,964)
Carrying amount at January 1, 2021	198	3,812	—	—	4,010
Movements in 2021
Additions	4,034	3,009	—	—	7,043
Disposals	—	—	—	—	—
Amortization	(97)	(2,623)	—	—	(2,720)
Amortization of disposals	—	—	—	—	—
Impairments	—	—	—	—	—
Reclassifications	—	—	—	—	—
Carrying amount at December 31, 2021	4,135	4,198	—	—	8,333
Cost	5,206	12,811	—	—	18,017
Accumulated amortization and impairment	(1,071)	(8,613)	—	—	(9,684)
Carrying amount at December 31, 2021	4,135	4,198	—	—	8,333
Movements in 2022
Acquisition of subsidiary (MOMA)	2,120	—	6,560	10,724	19,404
Additions	—	1,322	—	—	1,322
Disposals	—	—	—	—	—
Amortization	(1,252)	(2,208)	(231)	—	(3,691)
Amortization of disposals	—	—	—	—	—
Impairments	—	—	—	—	—
Reclassifications	(720)	—	—	—	(720)
Carrying amount at December 31, 2022	4,283	3,312	6,329	10,724	24,648
Cost	6,606	14,133	6,560	10,724	38,023
Accumulated amortization and impairment	(2,323)	(10,821)	(231)	—	(13,375)
Carrying amount at December 31, 2022	4,283	3,312	6,329	10,724	24,648
Internally developed software
Internally developed software comprises the Group’s internally developed EV Cloud platform. As at December 31, 2022, the remaining amortization period was one to three years (December 31, 2021: one to three years, December 31, 2020: one to three years). The Group acquired software in connection with the acquisition of MOMA for a total amount of €2,120 thousand. Refer to Note 4 for details.
Customer relationships
The Group acquired customer relationships in connection with the acquisition of MOMA for a total amount of €6,560 thousand. Refer to Note 4 for details.
Goodwill
Goodwill originated from the acquisition of MOMA as described in Note 4.
Impairment test for goodwill
For annual impairment testing, the Group allocated goodwill to groups of Cash-Generating Units ("CGUs"). The group of CGU's is the lowest level within the Group at which goodwill is monitored for internal management purposes. Goodwill is allocated and monitored by management at the level of the operating segment, which is the Company as a whole.

The Group tests whether goodwill has suffered any impairment on an annual basis. The fair value of the business as of December 31, 2022, which is equal to the market capitalization of the business, was compared to the carrying value of the Company as a whole (i.e., the group of CGU's making up the operating segment) and indicated sufficient headroom of approximately €700,000 thousand at this level. As a result, it was concluded that there is no goodwill impairment as of December 31, 2022.